TFA - Accounted for as sales - by transaction type (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		SFr 277
Gross cash proceeds received for assets derecognized		340
Fair value of transferred assets		374
Gross derivative assets recorded	SFr 145,000	229,500
Gross derivative liabilities recorded	146,700	232,800
Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	85,900	137,400
Gross derivative liabilities recorded	81,000	129,300
Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	29,300	59,300
Gross derivative liabilities recorded	34,800	69,300
Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	20,900	22,700
Gross derivative liabilities recorded	21,500	24,500
Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7,500	7,900
Gross derivative liabilities recorded	8,500	8,500
Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	1,400	2,200
Gross derivative liabilities recorded	900	1,200
Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		277
Gross cash proceeds received for assets derecognized		340
Fair value of transferred assets		374
Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		556
Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		556
Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		556
Bank
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		277
Gross cash proceeds received for assets derecognized		340
Fair value of transferred assets		374
Gross derivative assets recorded	145,000	229,500
Gross derivative liabilities recorded	147,000	233,000
Bank | Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	85,900	137,400
Gross derivative liabilities recorded	81,000	129,300
Bank | Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	29,300	59,300
Gross derivative liabilities recorded	34,800	69,300
Bank | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	20,900	22,700
Gross derivative liabilities recorded	21,800	24,700
Bank | Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7,500	7,900
Gross derivative liabilities recorded	8,500	8,500
Bank | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	1,400	2,200
Gross derivative liabilities recorded	900	1,200
Bank | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		277
Gross cash proceeds received for assets derecognized		340
Fair value of transferred assets		374
Bank | Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		556
Bank | Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	SFr 0	556
Bank | Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		SFr 556